Supplemental Cash Flow Information (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	$ 66,077	$ 44,971
Cash held in bank accounts	$ 358,047	$ 3,761,320